SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A common stock subject to possible redemption reflected in the balance sheets reconciled (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption , beginning		$ 164,006,000		$ 164,006,000	$ 160,507,000
Class A common stock subject to possible redemption, ending	$ 181,313,000		$ 164,006,000	181,313,000	164,006,000
MedTech Acquisition Corp
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemptions of Class A common stock				(8,479,333)	(232,371,273)
Accretion of carrying value to redemption value	360,623	364,326	$ 48,138		2,171,303
Class A common stock subject to possible redemption | MedTech Acquisition Corp
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption , beginning		$ 19,800,030		19,800,030	250,000,000
Redemptions of Class A common stock				(8,479,333)	(232,371,273)
Accretion of carrying value to redemption value				299,531	(2,093,167)
Extension Deposit				425,418	78,136
Class A common stock subject to possible redemption, ending	$ 12,045,646			$ 12,045,646	$ 19,800,030